Business Combinations (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 25, 2018	Mar. 15, 2018	Jun. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill				$ 1,282,919	$ 1,311,253	$ 1,281,504	$ 1,282,842	$ 1,305,571
Finite life intangible				7,928	3,600
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Other current assets				706	51
Indefinite-lived intangible assets					70
Goodwill				21,527	9,767
Other non-current assets				38	14
Total assets				30,199	13,502
Current liabilities				491	182
Non-current liabilities				2,054	19
Total liabilities				2,545	201
Net assets acquired				27,654	$ 13,301
Goodwill associated to deductible for income tax purposes				0
TrademarkVision
Business Acquisition [Line Items]
Total purchase price	$ 20,042
Fair market value of the liability associated with the earn-out	4,115
Goodwill	$ 19,205
Kopernio
Business Acquisition [Line Items]
Total purchase price		$ 3,497
Goodwill		2,322
Finite life intangible		$ 1,258
Potential future cash payments				3,500
Publons
Business Acquisition [Line Items]
Total purchase price			$ 7,401
Fair market value of the liability associated with the earn-out			5,900
Potential future cash payments			$ 9,500	$ 9,500		$ 9,500	$ 9,500